Schedule of Share-Based Payment Arrangement, Cost by Plan (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Compensation expense	$ 994	$ 27,001	$ 39,103	$ 10,085
Employees [Member] | Ben Liquidity [Member]
Compensation expense	$ 2,300	2,300	3,000
Conversion of BCG Common Class A Units [Member]
Compensation expense		$ 15,000	$ 15,000